Combined Earnings Per Share	6 Months Ended
Jun. 30, 2020
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Combined Earnings Per Share
6 COMBINED EARNINGS PER SHARE

	2020	2019
Combined EPS – Basic
Net profit attributable to shareholders’ equity ( € million)	3,284	3,006
Average number of combined share units (millions of units)	2,619.0	2,616.5
Combined EPS – basic ( € )	1.25	1.15

Combined EPS – Diluted
Net profit attributable to shareholders’ equity ( € million)	3,284	3,006
Adjusted average number of combined share units (millions of units)	2,627.2	2,625.6
Combined EPS – diluted ( € )	1.25	1.14

Underlying EPS
Net profit attributable to shareholder’s equity ( € million)	3,284	3,006
Post tax impact of non-underlying items attributable to shareholders’ equity (see note 2)	275	336

Underlying profit attributable to shareholders’ equity ( € million)	3,559	3,342
Adjusted average number of combined share units (millions of units)	2,627.2	2,625.6
Underlying EPS – diluted ( € )	1.35	1.27
In calculating underlying earnings per share, net profit attributable to shareholders’ equity is adjusted to eliminate the post-tax
impact of
non-underlying
items.
During the period the following movements in shares have taken place:

Millions
Number of shares at 31 December 2019 (net of treasury shares)	2,616.8
Net movement in shares under incentive schemes	4.5

Number of shares at 30 June 2020	2,621.3